FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Valuation Techniques and Significant Inputs (Details) - Level 2 - Discounted cash flow - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Interest rate swaps & other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 57	$ 23
Interest rate swaps & other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 114	$ 90